5. DEBT DISCOUNT	6 Months Ended
Jun. 30, 2015
Quarterly Report
5. DEBT DISCOUNT

NOTE 5 - DEBT DISCOUNT

The Company recorded the $174,378 debt discount due to beneficial conversion feature of $87,189 for the detachable warrants issued with convertible debt, and $87,189 in derivative liabilities related to the ratchet feature warrants.

The debt discount was recorded in 2014 and pertains to convertible debt and warrants issued that contain ratchet features that are required to be bifurcated and reported at fair value.

Debt discount is summarized as follows:

	June 30, 2015	December 31, 2014
Deb discount on notes payable	$107,016	$174,379
Accumulated amortization	(50,347)	(67,363)
Debt discount on notes payable, net	$56,669	$107,016

Amortization of debt discount on notes payable for the six months ended June 30, 2015 and June 30, 2014 was $50,347 and $17,681, respectively.